Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

22   Financial assets at fair value through profit or loss

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Wealth management products	690,627	925,204

As at December 31, 2022 and 2023, out of the wealth management products which the Group invested in, RMB690,627,000 and RMB532,147,000 were managed by subsidiaries of Ping An Group which are redeemable upon request by the holders, respectively.